Derivative Instruments (Tables)	12 Months Ended
Sep. 27, 2013
Summary of Derivative Instruments [Abstract]
Net Gain (Loss) on Foreign Exchange Forward and Option Contracts not Designated as Hedging Instruments
Net gains and losses from foreign currency transaction exposures and the impact of related hedges included in continuing operations was as follows:

(Dollars in Millions)	2013	2012	2011
Cost of goods sold:
(Loss) gain on foreign currency transaction exposures	$(34)	$10	$(32)
Gain (loss) on foreign currency hedge contracts	6	(12)	11
Net foreign currency loss	$(28)	$(2)	$(21)

Selling, general and administrative expenses:
Gain (loss) on foreign currency transaction exposures	$3	$(9)	$(24)
(Loss) gain on foreign currency hedge contracts	(7)	10	10
Net foreign currency (loss) gain	$(4)	$1	$(14)

Total:
(Loss) gain on foreign currency transaction exposures	$(31)	$1	$(56)
(Loss) gain on foreign currency hedge contracts	(1)	(2)	21
Net foreign currency loss	$(32)	$(1)	$(35)

Fair Values of Foreign Exchange Forward and Option Contracts not Designated as Hedging Instruments Reported in the Consolidated Balance Sheets
The fair value of foreign exchange forward and option contracts not designated as hedging instruments are included in the following consolidated balance sheet accounts in the amounts shown at the end of each fiscal year:

(Dollars in Millions)	2013	2012
Derivative Assets:
Prepaid expenses and other current assets	$7	$14
Accrued and other current liabilities	10	7
	$17	$21
Derivative Liabilities:
Prepaid expenses and other current assets	$1	$3
Accrued and other current liabilities	38	27
	$39	$30